11. THIRD PARTY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate			December 31,
	2018	2017	Maturities	2018	2017
				RMB	RMB
Short-term bank borrowings	4.81%	4.65%	December 2019	678,772	520,000

Summary of long-term borrowings
	Weighted-average interest rate			December 31,
	2018	2017	Maturities	2018	2017
				RMB	RMB
Long-term bank borrowings, current portion	4.96%	4.97%	December 2019	86,000	73,000
Long-term bank borrowings	5.00%	4.99%	December 2028	505,000	591,000
Total				591,000	664,000